Derivative Financial Instruments (Location and Fair Value Amounts of Derivatives not Designated as Hedging Instruments in Consolidated Balance Sheet) (Details)	Mar. 31, 2011 Nondesignated [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2010 Nondesignated [Member] Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Contracts [Member] JPY (¥)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] USD ($)	Mar. 31, 2011 Nondesignated [Member] Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2010 Nondesignated [Member] Foreign Currency Options [Member] JPY (¥)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] USD ($)	Mar. 31, 2011 Interest Rate Swap Agreements [Member] JPY (¥)	Mar. 31, 2010 Interest Rate Swap Agreements [Member] JPY (¥)
Asset derivatives, Current Fair value	$ 18,277,000	¥ 1,517,000,000	¥ 484,000,000				$ 18,036,000	¥ 1,497,000,000	¥ 356,000,000	$ 241,000	¥ 20,000,000	¥ 128,000,000	$ 48,000	¥ 4,000,000	¥ 40,000,000
Asset derivatives, Long-term Fair value															12,000,000
Liability derivatives, Current Fair value	38,831,000	3,223,000,000	4,548,000,000	72,000,000	867,000	46,000,000	37,193,000	3,087,000,000	4,076,000,000	771,000	64,000,000	426,000,000	880,000	73,000,000	10,000,000
Liability derivatives, Long-term Fair value	$ 6,036,000	¥ 501,000,000	¥ 464,000,000	¥ 24,000,000	$ 289,000	¥ 117,000,000	$ 5,747,000	¥ 477,000,000	¥ 347,000,000				$ 33,325,000	¥ 2,766,000,000	¥ 2,564,000,000